Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment
Property, plant and equipment

11.	Property, plant and equipment

	Assets Under Construction	Buildings	Machinery and equipment	Right-of-use assets	Mining rights	Other assets	Total
Cost	—	57,540	95,679	5,702	29,810	717	189,448
Accumulated depreciation and depletion	—	(1,700)	(2,973)	(1,498)	(2,327)	(94)	(8,592)
Balance as of January 1, 2024 (1)	—	55,840	92,706	4,204	27,483	623	180,856

Additions	3,857	66	2,015	2,232	6,528	57	14,755
Disposal	—	—	(701)	(583)	—	(1)	(1,285)
Transfers	(1,134)	—	851	—	283	—	—
Depreciation and depletion	—	(2,331)	(4,956)	(2,043)	(3,974)	(103)	(13,407)
Foreign currency translation adjustment of subsidiaries	(446)	(11,854)	(20,393)	(754)	(6,313)	(134)	(39,894)
Balance as of December 31, 2024	2,277	41,721	69,522	3,056	24,007	442	141,025
Cost	2,277	45,039	76,285	6,082	29,306	606	159,595
Accumulated depreciation and depletion	—	(3,318)	(6,763)	(3,026)	(5,299)	(164)	(18,570)
Balance as of December 31, 2024	2,277	41,721	69,522	3,056	24,007	442	141,025

Additions	5,068	1,983	5,794	2,673	2,929	9	18,456
Depreciation and depletion	—	(2,257)	(5,330)	(1,970)	(2,455)	(120)	(12,132)
Disposal	—	—	(2,252)	(1,532)	—	—	(3,784)
Foreign currency translation adjustment of subsidiaries	458	5,149	8,790	473	2,877	54	17,801
Balance as of December 31, 2025	7,803	46,596	76,524	2,700	27,358	385	161,366
Cost	7,803	52,612	89,305	4,864	35,861	691	191,136
Accumulated depreciation and depletion	—	(6,016)	(12,781)	(2,164)	(8,503)	(306)	(29,770)
Balance as of December 31, 2025	7,803	46,596	76,524	2,700	27,358	385	161,366
1)	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.

a)	The average estimated useful lives are as follows (in years):

Description	12/31/2025	12/31/2024
Buildings	26	26
Machinery and equipment	19	20
Right of use assets	3	3
Mining rights	8	8
Other assets	6	5

b)	Right-of-use assets

Right-of-use assets include land, machinery, and equipment provided exclusively for the Company’s use on-site. The Company considers as right-of-use those contracts longer than 12 months in which assets have individual amounts greater than $5.

c)	Depreciation and depletion

The allocation of depreciation costs incurred as of December 31, 2025 and 2024, is shown below:

Reconciliation of depreciation and depletion for the year	12/31/2025	12/31/2024

Operating expenses	11,933	13,367
Deferred exploration and evaluation expenditure	199	40
Depreciation accumulated for the year	12,132	13,407

d)	Impairment of non-financial assets

Annually, the Company assesses the recoverability of assets that present impairment indicators using the value in use concept (FVLCD) through a discounted cash flow model. During the year ended December 31, 2025, triggering events were identified and a recoverability test was performed on Property, plant and equipment, with no impairment losses recognized.

Accounting policy

The property, plant and equipment are recorded at acquisition, formation or construction cost less accumulated depreciation or depletion and impairment. Depreciation is calculated using the straight-line method based on the remaining useful life of the assets, whichever is the shorter. Mining rights are calculated based on the volume of ore extracted.

An item of equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising from asset disposal, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statements of loss and other comprehensive loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Non-financial assets are reviewed for impairment whenever triggering events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying amount exceeds its recoverable amount. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU).

Assets under construction

Assets under construction are capitalized as work-in-progress until the asset is available for use. The cost of work-in-progress includes costs transferred from deferred exploration and evaluation expenditure and any costs directly attributable to bringing the asset into working conditions for its intended use. Directly attributable costs are capitalized until the asset is in a location and condition necessary for operation as intended by management. These costs include: the purchase price, installation costs, site preparation costs, research and development costs, freight charges, transportation insurance costs, duties, testing and preparation charges, borrowing costs, and estimated costs of dismantling and removing the item and restoring the site on which it is located.

Costs incurred on mineral properties in the development stage are included in the carrying amount of the development project in assets under construction. Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities extracting, treating, gathering, transporting, and storing the minerals. All expenditures incurred during the development stage until the asset is ready for its intended use are capitalized.

Assets under construction are not depreciated. When an asset becomes available for use, its costs are transferred from assets under construction into the appropriate asset classification such as mining rights, buildings, machinery, fixture, and plant. Depreciation commences once the asset is complete and available for use.